UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                    (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end: 11/30_

Date of reporting period:   02/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

1492 Small Cap Growth Fund
Schedule of Investments
February 29, 2012
(Unaudited)

Common Stocks - 59.43%	Shares	Fair Value

Consumer Discretionary - 11.16%
Amerigon, Inc. (a)	446	$6,565
Asbury Automotive Group, Inc. (a)	441	11,435
Chico's FAS, Inc.	399	5,989
Express, Inc. (a)	397	9,449
Genesco, Inc. (a)	204	13,901
Lithia Motors, Inc. - Class A	584	13,788
SodaStream International, Ltd. (a)	132	5,379
Sonic Automotive, Inc. - Class A	572	9,798
Wet Seal, Inc. / The - Class A (a)	1,686	5,901
		82,205

Consumer Staples - 1.64%
Pilgrim's Pride Corp. (a)	737	4,621
Roundy's, Inc. (a)	189	1,890
Sanderson Farms, Inc.	113	5,560
		12,071

Energy - 3.09%
Hercules Offshore, Inc. (a)	1,560	7,925
Hornbeck Offshore Services, Inc. (a)	175	7,131
Swift Energy Company (a)	256	7,688
		22,744

Financials - 3.30%
Duff & Phelps Corp. - Class A	121	1,665
Greenhill & Co., Inc.	20	879
Piper Jaffray Companies, Inc. (a)	164	4,031
Raymond James Financial, Inc.	300	10,611
Stifel Financial Corp. (a)	189	7,093
		24,279

Health Care - 7.71%
DepoMed, Inc. (a)	1,061	6,674
Exact Sciences Corp. (a)	863	8,104
ICU Medical, Inc. (a)	199	9,130
Impax Laboratories, Inc. (a)	378	8,826
Merit Medical Systems, Inc. (a)	240	3,005
Oculus Innovative Sciences, Inc. (a)	220	308
Pacira Pharmaceuticals, Inc. (a)	953	10,197
Salix Pharmaceuticals, Ltd. (a)	204	10,061
VIVUS, Inc. (a)	22	495
		56,800

Industrials - 8.23%
AAR CORP.	287	6,328
Aegion Corp. (a)	106	1,867
Atlas Air Worldwide Holdings, Inc. (a)	117	4,987
BE Aerospace, Inc. (a)	191	8,755
Heritage-Crystal Clean, Inc. (a)	315	6,965
Manitex International, Inc. (a)	996	6,554
McGrath Rentcorp	160	5,080
Quality Distribution, Inc. (a)	350	4,553
Triumph Group, Inc. (a)	139	8,868
United Rentals, Inc. (a)	160	6,669
		60,626

Information Technology - 19.57%
Active Network, Inc. / The (a)	80	1,280
Allot Communications, Ltd. (a)	70	1,250
Atmel Corp. (a)	654	6,612
Bazaarvoice, Inc. (a)	5	83
Bottomline Technologies, Inc. (a)	51	1,433
BroadSoft, Inc. (a)	142	5,165
Cardtronics, Inc. (a)	253	6,727
CEVA, Inc. (a)	74	1,824
Ciena Corp. (a)	162	2,417
Cirrus Logic, Inc. (a)	295	6,956
Computer Task Group, Inc. (a)	571	8,400
Constant Contact, Inc. (a)	317	9,586
Cypress Semiconductor Corp. (a)	379	6,538
Dice Holdings, Inc. (a)	819	7,273
Finisar Corp. (a)	182	3,693
Intralinks Holdings, Inc. (a)	825	4,851
Keynote Systems, Inc.	373	7,419
KIT Digital, Inc. (a)	790	7,987

See accompanying notes which are an integral part of these financial statements.

1492 Small Cap Growth Fund
Schedule of Investments - continued
February 29, 2012
(Unaudited)

Common Stocks - 59.43% - continued

Information Technology - 19.57% - continued	Shares	Fair Value

LTX-Credence Corp. (a)	220	$1,485
Mattson Technology, Inc. (a)	668	1,837
MKS Instruments, Inc.	40	1,198
Monster Worldwide, Inc. (a)	683	4,740
Nanometrics, Inc. (a)	65	1,141
Nova Measuring Instruments Ltd. (a)	141	1,041
OCZ Technology Group, Inc. (a)	177	1,520
Oplink Communications, Inc. (a)	278	4,562
Rudolph Technologies, Inc. (a)	120	1,184
Silicon Image, Inc. (a)	510	2,637
Syntel, Inc.	60	3,072
ValueClick, Inc. (a)	623	12,958
Velti PLC. (a)	491	4,866
Virnetx Holding Corp. (a)	150	3,239
Virtusa Corp. (a)	424	6,627
Vocus, Inc. (a)	185	2,503
		144,104

Materials - 1.99%
Horsehead Holding Corp. (a)	381	4,343
Materion Corp. (a)	191	5,606
Titanium Metals Corp.	320	4,691
		14,640

Telecommunication Services - 2.74%
AboveNet, Inc. (a)	95	6,608
inContact, Inc. (a)	1,540	8,208
tw telecom, Inc. (a)	249	5,378
		20,194

TOTAL COMMON STOCKS (Cost $429,340)		437,662

Money Market Securities - 1.42%

Fidelity Institutional Treasury Portfolio - Class I, 0.01% (b)	10,453	10,453

TOTAL MONEY MARKET SECURITIES (Cost $10,453)		10,453

TOTAL INVESTMENTS (Cost $439,793) - 60.85%		$448,115

Other assets less liabilities - 39.15%		288,303

TOTAL NET ASSETS - 100.00%		$736,418

(a) Non-income producing
(b) Variable rate security; the rate shown represents the yield at February 29, 2012.

Tax Related
Unrealized appreciation		12,612
Unrealized depreciation		(4,290)
Net unrealized appreciation (depreciation)		$8,322

Aggregate cost of securities for income tax purposes		$439,793

See accompanying notes which are an integral part of these financial statements.

1492 Small Cap Value Fund
Schedule of Investments
February 29, 2012
(Unaudited)

Common Stocks - 60.25%	Shares	Fair Value

Consumer Discretionary - 9.24%
bebe stores, inc.	1,381	$12,374
Group 1 Automotive, Inc.	186	9,592
Hot Topic, Inc.	197	1,757
Lithia Motors, Inc. - Class A	740	17,471
MDC Partners, Inc. - Class A	684	8,837
Men's Wearhouse, Inc. / The	326	12,626
Regal Entertainment Group - Class A	123	1,700
Sonic Automotive, Inc. - Class A	190	3,255
		67,612

Consumer Staples - 1.95%
Andersons, Inc. / The	250	10,773
Roundy's, Inc. (a)	351	3,510
		14,283

Energy - 4.67%
Berry Petroleum Company - Class A	258	13,922
CONSOL Energy, Inc.	231	8,274
Sanchez Energy Corp. (a)	134	3,207
Tidewater, Inc.	148	8,806
		34,209

Financials - 11.98%
Arthur J. Gallagher & Co.	182	6,210
BGC Partners, Inc. - Class A	1,567	11,016
Cincinnati Financial Corp.	313	11,008
Employers Holdings, Inc.	224	3,873
Greenhill & Co., Inc.	295	12,968
HCC Insurance Holdings, Inc.	78	2,382
HFF, Inc. - Class A (a)	164	2,363
JMP Group, Inc.	1,837	13,079
Legg Mason, Inc.	381	10,436
Meadowbrook Insurance Group, Inc.	167	1,590
Raymond James Financial, Inc.	362	12,804
		87,729

Health Care - 5.14%
Analogic Corp.	231	13,156
Hill-Rom Holdings, Inc.	170	5,775
Meridian Bioscience, Inc.	138	2,487
Owens & Minor, Inc.	286	8,569
STERIS Corp.	243	7,625
		37,612

Industrials - 12.58%
Aircastle Ltd.	845	11,500
Alexander & Baldwin, Inc.	148	6,869
Barrett Business Services, Inc.	655	11,148
Copa Holdings SA - Class A	144	10,306
Heidrick & Struggles International, Inc.	358	7,275
Korn/Ferry International (a)	407	6,500
Steelcase, Inc. - Class A	771	6,769
TAL International Group, Inc.	248	8,938
Tennant Company	274	11,245
US Ecology, Inc.	612	11,548
		92,098

Information Technology - 7.68%
ADTRAN, Inc.	260	9,165
Aixtron SE (b)	100	1,639
Cohu, Inc.	131	1,470
Cypress Semiconductor Corp. (a)	640	11,040
InterDigital, Inc.	44	1,665
Maxim Integrated Products, Inc.	296	8,255
Methode Electronics, Inc.	871	7,970
Micrel, Inc.	684	7,298
MTS Systems Corp.	157	7,710
		56,212

Materials - 6.16%
Carpenter Technology Corp.	156	8,003
Coeur d'Alene Mines Corp. (a)	395	11,234
Globe Specialty Metals, Inc.	168	2,389
Innophos Holdings, Inc.	212	10,681
Kaiser Aluminum Corp.	248	11,988
Kronos Worldwide, Inc.	35	818
		45,113

Utilities - 0.85%
ALLETE, Inc.	149	6,195

TOTAL COMMON STOCKS (Cost $436,712)		441,063

See accompanying notes which are an integral part of these financial statements.

1492 Small Cap Value Fund
Schedule of Investments - continued
February 29, 2012
(Unaudited)

Money Market Securities - 0.66%	Shares	Fair Value

Fidelity Institutional Treasury Portfolio - Class I, 0.01% (c)	4,832	$4,832

TOTAL MONEY MARKET SECURITIES (Cost $4,832)		4,832

TOTAL INVESTMENTS (Cost $441,544) - 60.91%		$445,895

Other assets less liabilities - 39.09%		286,130

TOTAL NET ASSETS - 100.00%		$732,025

(a) Non-income producing
(b) American Depositary Receipt
(c) Variable rate security; the rate shown represents the yield at February 29, 2012.

Tax Related
Unrealized appreciation		7,987
Unrealized depreciation		(3,636)
Net unrealized appreciation (depreciation)		$4,351

Aggregate cost of securities for income tax purposes		$441,544

See accompanying notes which are an integral part of these financial statements.

1492 Funds
Related Notes to the Schedule of Investments
February 29, 2012
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The Long Term Highest Cost method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

1492 Funds
Related Notes to the Schedule of Investments - continued
February 29, 2012
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

1492 Funds
Related Notes to the Schedule of Investments - continued
February 29, 2012
(Unaudited)

The following is a summary of the inputs used to value the 1492 Small Cap Growth Fund’s investments as of February 29, 2012:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$437,662	$-	$-	$437,662

Money Market Securities	10,453	-	-	10,453

Total	$448,115	$-	$-	$448,115

*Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the 1492 Small Cap Value Fund’s investments as of February 29, 2012:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$441,063	$-	$-	$441,063

Money Market Securities	4,832	-	-	4,832

Total	$445,895	$-	$-	$445,895
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of February 29, 2012.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2012
(Unaudited)

Shares	COMMON STOCKS - 96.54%	Fair Value

	Consumer Discretionary - 2.88%
150,000	Ballantyne Strong, Inc. (a)	$736,500
37,000	Charles & Colvard Ltd. (a)	154,660
100,000	Dana Holdings Corp. (a)	1,600,000
24,000	Lithia Motors, Inc. - Class A	566,640
60,000	Zagg, Inc. (a)	630,000
		3,687,800

	Consumer Staples - 0.62%
50,000	Darling International, Inc (a)	799,500

	Energy - 24.32%
285,000	Alon USA Energy, Inc.	2,679,000
4,500	Apache Corp.	485,685
25,000	Baker Hughes, Inc.	1,257,000
300,000	Basic Energy Services, Inc. (a)	5,958,000
250,000	BioFuel Energy Corp. (a)	189,750
260,000	C&J Energy Services, Inc. (a)	5,283,200
60,000	Callon Petroleum Co. (a)	423,600
11,500	CVR Energy, Inc. (a)	312,915
130,000	Gran Tierra Energy, Inc. (a)	757,900
17,000	Hallador Energy Co.	171,700
23,000	HollyFrontier Corp.	750,490
25,000	Key Energy Services, Inc. (a)	426,500
380,000	Lone Pine Resources, Inc. (a)	2,823,400
30,000	Mitcham Industries, Inc. (a)	701,100
175,000	Newpark Resources, Inc. (a)	1,377,250
8,000	Oil States International, Inc. (a)	649,760
35,000	Patterson-UTI Energy, Inc.	679,700
150,000	RPC, Inc.	2,401,500
70,000	SMF Energy Corp.	254,100
50,000	Stone Energy Corp. (a)	1,597,500
24,000	Superior Energy Services, Inc. (a)	704,160
200,000	Tengasco, Inc. (a)	206,000
80,000	VAALCO Energy, Inc. (a)	631,200
17,000	W&T Offshore, Inc.	429,250
		31,150,660

	Financials - 8.81%
45,000	Bank of America Corp.	358,650
27,000	Cathay General Bancorp	441,180
12,000	Citizens Republic Bancorp, Inc. (a)	164,280
115,000	Doral Financial Corp. (a)	161,000
400,000	Fifth Third Bancorp	5,444,000
13,000	First Defiance Financial Corp.	203,320
33,000	First Merchants Corp.	365,640
10,000	German American Bancorp, Inc.	195,800
90,000	Intervest Bancshares Corp. - Class A (a)	306,000
100,000	Knight Capital Group, Inc. - Class A (a)	1,325,000
29,000	MainSource Financial Group, Inc.	294,060
11,000	MidWestOne Financial Group, Inc.	191,400

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 29, 2012
(Unaudited)

Shares	COMMON STOCKS - 96.54% - continued	Fair Value

	Financials - 8.81% - continued
50,000	Old National Bancorp	$604,000
55,000	Oriental Financial Group, Inc.	646,250
12,000	Walker & Dunlop, Inc. (a)	149,400
20,000	Webster Financial Corp.	437,600
		11,287,580

	Health Care - 7.92%
45,000	Anika Therapeutics, Inc. (a)	511,200
11,000	Jazz Pharmaceuticals, Inc. (a)	577,170
5,000	Salix Pharmaceuticals, Ltd. (a)	246,600
10,000	Span-America Medical Systems, Inc.	166,000
110,000	Spectrum Pharmaceuticals, Inc. (a)	1,560,900
65,000	United Therapeutics Corp. (a)	3,102,450
35,000	Vertex Pharmaceuticals, Inc. (a)	1,362,200
45,000	Watson Pharmaceuticals, Inc. (a)	2,624,400
		10,150,920

	Industrials - 16.22%
40,000	Aceto Corp.	331,600
15,000	Cascade Corp.	798,600
48,000	Caterpillar, Inc.	5,482,080
25,000	Commercial Vehicle Group, Inc. (a)	302,250
105,000	Greenbrier Companies, Inc. / The (a)	2,654,400
50,000	Hawaiian Holdings, Inc. (a)	265,500
15,000	Hurco Companies, Inc. (a)	357,450
9,000	Miller Industries, Inc.	142,560
4,000	NACCO Industries, Inc. - Class A	391,200
31,000	PACCAR, Inc.	1,426,310
20,000	Park-Ohio Holdings Corp. (a)	375,000
105,000	Perma-Fix Environmental Services, Inc. (a)	175,350
275,000	Primoris Services Corp.	4,229,500
20,000	Rand Logistics, Inc. (a)	172,600
25,000	TAL International Group, Inc.	901,000
70,000	Titan International, Inc.	1,724,800
40,000	Titan Machinery, Inc. (a)	1,047,600
		20,777,800

	Information Technology - 3.65%
6,000	Apple, Inc. (a)	3,254,640
47,000	Astea International, Inc. (a)	213,380
18,000	Key Tronic Corp. (a)	195,120
16,000	Technical Communications Corp.	163,040
19,000	TESSCO Technologies, Inc.	348,080
17,000	ValueClick, Inc. (a)	353,600
25,000	Video Display Corp. (a)	146,250
		4,674,110

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 29, 2012
(Unaudited)

Shares	COMMON STOCKS - 96.54% - continued	Fair Value

	Materials - 32.12%
74,000	Agrium, Inc.	$6,301,840
650,000	AuRico Gold, Inc. (a)	6,363,500
130,000	Barrick Gold Corp.	6,204,900
10,000	CF Industries Holdings, Inc.	1,860,000
110,000	Coeur d'Alene Mines Corp. (a)	3,128,400
40,000	Core Molding Technologies, Inc. (a)	382,800
13,000	FutureFuel Corp.	143,650
270,000	Kronos Worldwide, Inc.	6,309,900
25,000	LSB Industries, Inc. (a)	1,005,500
100,000	Metals USA Holdings Corp. (a)	1,308,000
30,000	Reliance Steel & Aluminum Co.	1,611,600
400,000	Steel Dynamics, Inc.	5,924,000
18,000	Universal Stainless & Alloy Products, Inc. (a)	602,640
		41,146,730

	TOTAL COMMON STOCKS (Cost $118,520,870)	123,675,100

	REAL ESTATE INVESTMENT TRUSTS - 0.52%

60,000	CreXus Investment Corp.	669,000

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $670,497)	669,000

	MASTER LIMITED PARTNERSHIPS - 0.89%

28,000	Calumet Specialty Products Partners, L.P.	666,120
12,000	Sunoco Logistics Partners L.P.	468,600
		1,134,720

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,073,066)	1,134,720

	MONEY MARKET SECURITIES - 2.35%

3,015,158	Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (b)	3,015,158

	TOTAL MONEY MARKET SECURITIES (Cost $3,015,158)	3,015,158

	TOTAL INVESTMENTS (Cost $123,279,591) - 100.30%	$128,493,978

	Liabilities in excess of other assets - (0.30)%	(382,601)

	TOTAL NET ASSETS - 100.00%	$128,111,377

(a) Non-income producing securities
(b) Variable rate security; the money market rate shown represents the rate at February 29, 2012.

Tax Related
Unrealized appreciation		$8,474,633
Unrealized depreciation		(14,571,704)
Net unrealized appreciation (depreciation)		$(6,097,071)

Aggregate cost of securities for income tax purposes		$134,591,049

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Related Footnotes to the Schedule of Investments
February 29, 2012 – (Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Distributions from limited partnerships are recognized on the ex-date and included in dividend income. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, and master limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Auer Growth Fund
Related Footnotes to the Schedule of Investments - continued
February 29, 2012 – (Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at February 29, 2012 in valuing the Fund’s assets carried at fair value:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$123,675,100	$-	$-	$123,675,100
Real Estate Investment Trusts	669,000	-	-	669,000
Master Limited Partnerships	1,134,720	-	-	1,134,720
Money Market Securities	3,015,158	-	-	3,015,158
Total	$128,493,978	$-	$-	$128,493,978

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  During the period ended February 29, 2012, there were no significant transfers between levels.  The amount of transfers in/out are reflected at the securities’ fair value at the reporting period end.

Leeb Focus Fund
Schedule of Investments
February 29, 2012
(Unaudited)
		Fair
Common Stocks - 90.24%	Shares	Value

Agriculture Chemicals - 2.26%
Potash Corp. of Saskatchewan, Inc.	4,200	$195,510

Commercial Banks - 2.54%
Toronto-Dominion Bank / The	2,700	220,104

Computers & Office Equipment - 2.96%
International Business Machines Corp. (IBM)	1,300	255,749

Crude Petroleum & Natural Gas -2.51%
Marathon Oil Corp.	6,400	216,896

Drilling Oil & Gas Wells - 3.09%
Diamond Offshore Drilling, Inc.	3,900	267,033

Electronic Computer - 5.33%
Apple, Inc. (a)	850	461,074

Financial Services - 3.06%
American Express Co.	5,000	264,450

Metal Mining - 3.00%
Freeport McMoRan Copper & Gold, Inc.	6,100	259,616

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 2.92%
Joy Global, Inc.	2,900	252,184

National Commercial Banks - 2.17%
Wells Fargo & Co.	6,000	187,740

Natural Gas Transmission - 3.96%
Targa Resources Partners LP (b)	4,100	174,455
Williams Partners L.P (b)	2,700	167,967
		342,422

Oil, Gas Field Services - 8.00%
National Oilwell Varco, Inc.	2,700	222,831
Oceaneering International, Inc.	3,200	173,664
Schlumberger, Ltd.	3,800	294,918
		691,413

Pharmaceutical Preparations - 4.39%
Amylin Pharmaceuticals, Inc. (a)	4,800	82,032
Cubist Pharmaceuticals, Inc. (a)	3,100	132,866
Perrigo Co.	1,600	164,896
		379,794

Radio & TV Broadcasting & Communications Equipment - 3.52%
QUALCOMM, Inc.	4,900	304,682

Railroads, Line-Haul Operating - 1.78%
Union Pacific Corp.	1,400	154,350

Retail - Catalog & Mail-Order Houses - 2.29%
Amazon.com, Inc. (a)	1,100	197,659

Retail - Drug Stores & Proprietary Stores - 6.64%
CVS Caremark Corp.	6,700	302,170
Express Scripts, Inc. (a)	5,100	271,983
		574,153

Retail - Family Clothing Stores - 3.72%
TJX Companies, Inc./The	8,800	322,168

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
February 29, 2012
(Unaudited)
		Fair
Common Stocks - 90.24% - continued	Shares	Value

Retail - Jewelry Stores - 1.58%
Tiffany & Co.	2,100	$136,521

Retail - Variety Stores - 5.53%
Dollar Tree, Inc. (a)	3,200	283,232
Wal-Mart Stores, Inc.	3,300	194,964
		478,196

Semiconductor & Related Devices - 2.64%
Intel Corp.	8,500	228,480

Services - Computer Integrated Systems Design - 2.08%
Allscripts Healthcare Solutions, Inc. (a)	9,300	179,676

Services - Computer Programming Services - 1.89%
Cognizant Technology Solutions Corp. - Class A (a)	2,300	163,185

Services - Engineering Services - 2.12%
URS Corp (a)	4,200	183,330

Services - Prepackaged Software - 7.17%
Check Point Software Technologies Ltd. (a)	3,600	209,376
Microsoft Corp.	6,600	209,484
Symantec Corp. (a)	11,300	201,592
		620,452

Wholesale-Drugs Proprietaries & Druggists' Sundries - 3.09%
McKesson Corp.	3,200	267,232

TOTAL COMMON STOCKS (Cost $6,723,208)		7,804,069

Exchange-Traded Funds - 5.93%

iShares Silver Trust (a)	4,500	150,975
SPDR Gold Trust (a)	2,200	361,438

TOTAL EXCHANGE-TRADED FUNDS (Cost $485,872)		512,413

	Principal
	Amount
U.S. Government Treasury STRIPs - 1.99%
U.S. Treasury STRIP, 0.00%, 08/15/2041	450,000	172,519

TOTAL U.S. GOVERNMENT TREASURY STRIPS (Cost $181,803)		172,519

	Shares
Money Market Securities - 0.14%
Fidelity Institutional Money Market Portfolio - Class I - 0.25% (c)	12,148	12,148

TOTAL MONEY MARKET SECURITIES (Cost $12,148)		12,148

TOTAL INVESTMENTS (Cost $7,403,031) - 98.30%		$8,501,149

Other assets less liabilities - 1.70%		146,856

TOTAL NET ASSETS - 100.00%		$8,648,005

(a) Non-income producing.
(b) Limited Partnership.
(c) Variable rate security; the money market rate shown represents the rate at February 29, 2012.

Tax Related
Gross unrealized appreciation		$1,221,779
Gross unrealized depreciation		(125,791)
Net unrealized appreciation		$1,095,988

Aggregate cost of securities for income tax purposes		$7,405,161

See accompanying notes which are an integral part of these financial statements.

Leeb Resources Fund - Class A
Schedule of Investments
February 29, 2012
(Unaudited)
		Fair
Common Stocks - 69.66%	Shares	Value

Agriculture Chemicals - 3.07%
Potash Corp. of Saskatchewan, Inc.	1,475	$68,661

Crude Petroleum & Natural Gas - 14.69%
Apache Corp.	525	56,663
Continental Resources, Inc. (a)	700	63,476
Denbury Resources, Inc. (a)	4,000	79,640
Marathon Oil Corp.	2,175	73,711
Occidental Petroleum Corp.	525	54,794
		328,284

Drilling Oil & Gas Wells - 3.37%
Diamond Offshore Drilling, Inc.	1,100	75,317

Gold & Silver Ores - 7.73%
Barrick Gold Corp.	725	34,604
Endeavour Silver Corp. (a)	4,650	48,313
Ivanhoe Mines, Ltd. (a)	2,225	38,537
NovaGold Resources, Inc. (a)	6,200	51,460
		172,914

Metal Mining - 10.21%
Freeport McMoRan Copper & Gold, Inc.	2,050	87,248
Gabriel Resources Ltd. (a)	8,300	49,966
Pretium Resources, Inc. (a)	5,050	91,007
		228,221

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 1.94%
Joy Global, Inc.	500	43,480

Natural Gas Transmission - 8.00%
Enterprise Products Partners L.P. (b)	1,800	93,384
Williams Partners L.P (b)	1,375	85,539
		178,923

Oil, Gas Field Services - 15.17%
Baker Hughes, Inc.	725	36,453
Energy XXI (Bermuda) Ltd. (a)	1,700	63,631
National Oilwell Varco, Inc.	875	72,214
Oceaneering International, Inc.	1,500	81,405
Schlumberger, Ltd.	1,100	85,371
		339,074

Pipelines (No Natural Gas) - 2.62%
Magellan Midstream Partners, L.P. (b)	800	58,536

Silver Mining - 2.86%
First Majestic Silver Corp. (a)	3,125	63,938

TOTAL COMMON STOCKS (Cost $1,435,992)		1,557,348

Exchange-Traded Funds - 20.08%

iShares Silver Trust (a)	4,325	145,104
Market Vectors Coal ETF (a)	1,750	61,495
SPDR Gold Trust (a)	1,475	242,328

TOTAL EXCHANGE-TRADED FUNDS (Cost $473,164)		448,927

See accompanying notes which are an integral part of these financial statements.

Leeb Resources Fund - Class A
Schedule of Investments - continued
February 29, 2012
(Unaudited)

	Principal	Fair
	Amount	Value
U.S. Government Treasury STRIPs - 1.89%
U.S. Treasury STRIP, 0.00%, 08/15/2041	110,000	$42,171

TOTAL U.S. GOVERNMENT TREASURY STRIPS (Cost $44,389)		42,171

	Shares
Money Market Securities - 5.57%
Fidelity Institutional Money Market Portfolio - Class I - 0.22% (c)	124,560	124,560

TOTAL MONEY MARKET SECURITIES (Cost $124,560)		124,560

TOTAL INVESTMENTS (Cost $2,078,105) - 97.20%		$2,173,006

Other assets less liabilities - 2.80%		62,555

TOTAL NET ASSETS - 100.00%		$2,235,561

(a) Non-income producing.
(b) Limited Partnership.
(c) Variable rate security; the money market rate shown represents the rate at February 29, 2012.

Tax Related
Gross unrealized appreciation		$168,646
Gross unrealized depreciation		(90,175)
Net unrealized appreciation		$78,471

Aggregate cost of securities for income tax purposes		$2,094,535

See accompanying notes which are an integral part of these financial statements.

The Leeb Funds
Related Notes to the Schedule of Investments
February 29, 2012
(Unaudited)

Security Transactions and Related Income – The Funds follow industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that each of the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

    •Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Funds will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including U.S. Government Treasury STRIPS, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

The Leeb Funds
Related Notes to the Schedule of Investments – continued
February 29, 2012
 (Unaudited)

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Focus Fund’s investments as of February 29, 2012:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$7,804,069	$-	$-	$7,804,069

Exchange-Traded Funds	512,413	-	-	512,413

U.S. Government Treasury STRIPS	-	172,519	-	172,519

Money Market Securities	12,148	-	-	12,148

Total	$8,328,630	$172,519	$-	$8,501,149
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended February 29, 2012, the Fund had no transfers between Levels. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

The Leeb Funds
Related Notes to the Schedule of Investments – continued
February 29, 2012
 (Unaudited)

The following is a summary of the inputs used to value the Resources Fund’s investments as of February 29, 2012:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$1,466,341	$91,007	$-	$1,557,348

Exchange-Traded Funds	448,927	-	-	448,927

U.S Government Treasury STRIPS	-	42,171	-	42,171

Money Market Securities	124,560	-	-	124,560

Total	$2,039,828	$133,178	$-	$2,173,006
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the period ended February 29, 2012. The Fund transferred $91,007 of  Pretium Resources, Inc. from Level 1 to Level 2 during the reporting period.  Pretium Resources is lightly traded in The United States and the Fund is using the Canadian quote, translated into U.S. dollars, for pricing purposes.

Roosevelt Multi-Cap Fund
Schedule of Investments
February 29, 2012
(Unaudited)

Common Stocks - 98.55%	Shares	Fair Value

Consumer Discretionary - 17.46%
D.R. Horton Inc.	196,340	$2,815,516
Home Depot, Inc./The	70,786	3,367,290
Lennar Corp. - Class A	142,038	3,320,848
McDonald's Corp.	32,799	3,256,285
NIKE, Inc. - Class B	21,834	2,356,325
Nordstrom, Inc.	65,046	3,487,767
PVH Corp.	37,433	3,182,179
Royal Caribbean Cruises Ltd.	13,668	389,401
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	34,224	2,848,806
Wyndham Worldwide Corp.	36,343	1,598,729
		26,623,146

Consumer Staples - 5.53%
Beam, Inc.	57,045	3,142,039
Lorillard, Inc.	22,629	2,966,209
Monster Beverage Corp. (a)	40,836	2,335,411
		8,443,659

Energy - 2.75%
Kinder Morgan Management, LLC. (a)	52,389	4,200,047

Financials - 13.13%
Capital One Financial Corp.	24,896	1,259,737
Chubb Corp./The	45,755	3,109,510
Discover Financial Services	216,799	6,506,138
KeyCorp	110,811	897,569
Marsh & McLennan Companies, Inc.	142,354	4,441,445
SLM Corp.	241,892	3,812,218
		20,026,617

Health Care - 7.04%
Alexion Pharmaceuticals, Inc. (a)	30,464	2,550,751
Biogen Idec, Inc. (a)	27,996	3,260,694
Omnicare, Inc.	79,788	2,806,942
Perrigo Co.	20,610	2,124,066
		10,742,453

Industrials - 21.52%
Clean Harbors, Inc. (a)	58,318	3,916,637
Kirby Corp. (a)	43,491	2,984,352
Hertz Global Holdings, Inc. (a)	268,225	3,835,618
Owens Corning, Inc. (a)	116,531	3,688,206
Robert Half International, Inc.	128,753	3,660,448
Roper Industries, Inc.	24,063	2,202,246
Stanley Black & Decker, Inc.	58,204	4,470,067
TransDigm Group, Inc. (a)	49,042	5,825,699
United Continental Holdings, Inc. (a)	108,972	2,250,272
		32,833,545

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
February 29, 2012
(Unaudited)

Common Stocks - 98.55% - continued	Shares	Fair Value

Information Technology - 13.87%
Apple, Inc. (a)	7,711	$4,182,755
eBay, Inc. (a)	144,081	5,149,455
Juniper Networks, Inc. (a)	64,629	1,470,956
Microchip Technology, Inc.	76,991	2,777,065
Nuance Communications, Inc. (a)	134,710	3,491,683
Red Hat, Inc. (a)	16,977	839,682
Salesforce.com, Inc. (a)	4,821	690,174
VeriFone Systems, Inc. (a)	53,602	2,567,000
		21,168,770

Materials - 11.65%
Albemarle Corp.	38,223	2,542,594
Allegheny Technologies, Inc.	38,725	1,698,866
CF Industries Holdings, Inc.	16,739	3,113,454
Crown Holdings, Inc. (a)	70,581	2,609,380
Dow Chemical Co. / The	16,930	567,324
International Paper Co.	151,677	5,331,446
Israel Chemicals Ltd. (b)	180,259	1,914,351
		17,777,415

Telecommunication Services - 1.75%
tw telecom, inc (a)	123,625	2,670,300

Utilities - 3.85%
ITC Holdings Corp.	43,984	3,319,912
Questar Corp.	132,477	2,546,208
		5,866,120

TOTAL COMMON STOCKS (Cost $124,616,967)		150,352,072

Money Market Securities - 0.74%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.25% (c)	1,134,155	1,134,155

TOTAL MONEY MARKET SECURITIES (Cost $1,134,155)		1,134,155

TOTAL INVESTMENTS (Cost $125,751,122) - 99.29%		$151,486,227

Other assets less liabilities - 0.71%		1,082,867

TOTAL NET ASSETS - 100.00%		$152,569,094

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 29, 2012.

Tax Related
Unrealized appreciation		22,090,909
Unrealized depreciation		(452,165)
Net unrealized appreciation		$21,638,744

Aggregate cost of securities for income tax purposes		$129,847,483

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments
February 29, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments – continued
February 29, 2012
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$150,352,072	$-	$-	$150,352,072

Money Market Securities	1,134,155	-	-	1,134,155

Total	$151,486,227	$-	$-	$151,486,227

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of February 29, 2012.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments
February 29, 2012
(Unaudited)

Common Stocks - 77.26%	Shares	Fair Value

Biological Products, No Diagnostic Substances - 3.72%
Amgen, Inc.	46,050	$3,129,098

Cigarettes - 5.28%
Philip Morris International, Inc.	53,200	4,443,264

Computer Communications Equipment - 3.20%
Cisco Systems, Inc.	135,450	2,692,746

Computer Peripheral - 3.04%
Xerox Corp.	310,700	2,557,061

Electric Services - 11.84%
Duke Energy Corp.	184,300	3,855,556
PPL Corp.	84,700	2,418,185
Southern Co./The	83,600	3,694,284
		9,968,025

Electromedical & Electrotherapeutic Apparatus - 1.93%
Medtronic, Inc.	42,730	1,628,868

Food & Kindred Products - 3.94%
Campbell Soup Co.	99,600	3,318,672

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.70%
Hasbro, Inc.	64,330	2,272,136

Gold & Silver Ores - 3.83%
Gold Fields, Ltd. (b)	209,550	3,220,783

Pharmaceutical Preparations - 9.52%
Eli Lilly & Co.	47,835	1,877,045
Forest Laboratories, Inc. (a)	57,800	1,879,656
GlaxoSmithKline PLC (b)	42,100	1,865,451
Novartis AG (b)	43,800	2,387,538
		8,009,690
Retail - Drug Stores & Proprietary Stores - 5.11%
CVS Caremark Corp.	95,410	4,302,991

Retail - Family Clothing Stores - 2.56%
Gap, Inc./The	92,440	2,159,398

Retail - Variety Stores - 5.39%
Target Corp.	79,970	4,533,499

Services - Prepackaged Software - 4.70%
Microsoft Corp.	124,700	3,957,978

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 5.00%
Procter & Gamble Co./The	62,300	4,206,496

Sugar & Confectionery Products - 2.35%
Hershey Co./The	32,645	1,981,552

Telecommunications - 3.15%
AT&T, Inc.	86,600	2,649,094

TOTAL COMMON STOCKS (Cost $56,763,742)		65,031,351

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
February 29, 2012
(Unaudited)

Real Estate Investment Trusts - 3.01%	Shares	Fair Value

Annaly Capital Management, Inc.	152,400	$2,532,888

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,450,642)		2,532,888

Money Market Securities - 20.77%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (c)	17,476,952	17,476,952

TOTAL MONEY MARKET SECURITIES (Cost $17,476,952)		17,476,952

TOTAL INVESTMENTS (Cost $76,691,336) - 101.04%		$85,041,191

Liabilities in excess of other assets - (1.04)%		(871,431)

TOTAL NET ASSETS - 100.00%		$84,169,760

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 29, 2012.

Tax Related
Unrealized appreciation		$8,758,502
Unrealized depreciation		(441,617)
Net unrealized appreciation		$8,316,885

Aggregate cost of securities for income tax purposes		$76,724,306

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
February 29, 2012
(Unaudited)

Common Stocks - 78.15%	Shares	Fair Value

Agriculture Production - Crops - 1.68%
Chiquita Brands International, Inc. (a)	24,825	$238,072

Agriculture Production - Livestock & Animal Specialties - 3.21%
Cal - Maine Foods, Inc.	11,850	456,225

Apparel & Other Finished Products of Fabrics and Similar Material - 1.38%
G III Apparel Group, Ltd. (a)	7,850	195,622

Canned, Frozen, & Preserved Fruit, Vegetables, & Food Specialties - 1.14%
TreeHouse Foods, Inc. (a)	2,800	161,280

Communication Services - 3.51%
NeuStar, Inc. - Class A (a)	14,200	497,710

Electric & Other Services Combined - 0.99%
Avista Corp.	5,700	140,790

Electric Services - 3.78%
Atlantic Power Corp.	21,360	309,506
El Paso Electric Co.	6,930	226,819
		536,325

Electronic Components - 0.91%
Power-One, Inc. (a)	29,900	129,766

Finance Services - 2.28%
Green Dot Corp. - Class A (a)	10,120	323,132

Fire, Marine & Casualty Insurance - 3.66%
Endurance Specialty Holdings Ltd.	3,830	147,302
Tower Group, Inc.	16,180	372,949
		520,251

Food & Kindred Products - 0.21%
Flowers Foods, Inc.	1,575	30,145

Footwear (No Rubber) - 1.10%
Brown Shoe Company, Inc.	14,550	156,849

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 1.01%
JAKKS Pacific, Inc.	9,250	143,652

Gold & Silver Ores - 4.02%
Golden Star Resources, Ltd. (a)	161,290	312,903
Silvercorp Metals, Inc.	35,150	258,353
		571,256

Guided Missiles & Space Vehicle Parts - 1.03%
Alliant Techsystems, Inc.	2,430	145,800

Greeting Cards - 1.09%
American Greetings Corp. - Class A	10,320	154,800

Laboratory Analytical Instruments - 0.85%
Integra LifeSciences Holdings (a)	3,800	120,080

Miscellaneous Food Preparations & Kindred Products - 1.14%
Medifast, Inc. (a)	10,000	162,300

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
February 29, 2012
(Unaudited)

Common Stocks - 78.15% - continued	Shares	Fair Value

Patent Owners & Lessors - 1.16%
InterDigital, Inc.	4,350	$164,648

Poultry Processing - 4.15%
Sanderson Farms, Inc.	11,990	589,908

Radio & TV Broadcasting & Communications Equipment - 2.03%
Orbital Sciences Corp. (a)	20,550	288,727

Refuse Systems - 0.82%
US Ecology, Inc.	6,150	116,050

Retail - Apparel & Accesory Stores - 2.37%
Aeropostale, Inc. (a)	18,750	336,937

Retail - Family Clothing Stores - 1.20%
Buckle, Inc. / The	3,780	169,798

Retail - Miscellaneous - 1.20%
EZCORP, Inc. - Class A (a)	5,400	170,100

Semiconducter & Related Devices - 0.90%
Spreadtrum Communications, Inc. (b)	9,180	127,418

Services - Business Services - 3.89%
Cardtronics, Inc. (a)	6,310	167,783
Digital Generation, Inc. (a)	14,500	145,000
Websense, Inc. (a)	13,310	239,713
		552,496

Services - Computer Integrated Systems Design - 2.34%
CACI International, Inc. - Class A (a)	5,610	331,775

Services - Computer Processing & Data Preparation - 2.14%
CSG Systems International, Inc. (a)	18,970	303,710

Services - Equipment Rental & Leasing - 1.15%
Aaron's, Inc	5,850	163,449

Services - Home Health Care Services - 2.35%
Chemed Corp.	5,400	333,828

Services - Motion Picture & Video Tape Production - 0.94%
DreamWorks Animation SKG, Inc. (a)	7,700	132,902

Services - Personal Services - 3.47%
Coinstar, Inc. (a)	5,810	338,316
Regis Corp.	8,960	155,098
		493,414

Sporting Goods - 1.03%
Callaway Golf Co.	22,250	145,737

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
February 29, 2012
(Unaudited)

Common Stocks - 78.15% - continued	Shares	Fair Value

Surgical & Medical Instruments & Apparatus - 1.20%
Hill - Rom Holdings, Inc.	5,000	$169,850

Telegraph & Other Message Communications - 1.08%
j2 Global, Inc.	5,180	153,173

Telephone Communications (No Radio Telephone) - 1.30%
Lumos Networks Corp.	5,125	65,600
NTELOS Holdings Corp.	5,125	119,156
		184,756

Water Supply - 5.25%
American States Water Co.	10,200	375,972
California Water Service Group	19,260	369,985
		745,957

Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 0.50%
Central European Distribution Corp. (a)	16,200	70,632

Wholesale - Electronic Parts & Equipment - 0.88%
Brightpoint, Inc. (a)	14,170	124,696

Wholesale - Groceries & General Line - 1.01%
United Natural Foods, Inc. (a)	3,150	143,388

Wholesale - Paper & Paper Products - 1.05%
United Stationers, Inc.	5,150	149,556

Women's, Misses', & Junior's Outerwear - 1.75%
Jones Group, Inc./The	25,200	248,220

TOTAL COMMON STOCKS (Cost $11,420,919)		11,095,180

Real Estate Investment Trusts - 2.10%

Colony Financial, Inc.	8,900	148,452
Government Properties Income Trust	6,400	149,312

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $311,051)		297,764

Money Market Securities - 22.91%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (c)	3,252,690	3,252,690

TOTAL MONEY MARKET SECURITIES (Cost $3,252,690)		3,252,690

TOTAL INVESTMENTS (Cost $14,984,660) - 103.16%		$14,645,634

Liabilities in excess of other assets - (3.16)%		(448,572)

TOTAL NET ASSETS - 100.00%		$14,197,062

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 29, 2012.

Tax Related
Unrealized appreciation		$846,459
Unrealized depreciation		(1,352,882)
Net unrealized depreciation		$(506,423)

Aggregate cost of securities for income tax purposes		$15,152,057

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Notes to the Financial Statements
February 29, 2012
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes..

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Funds will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Symons Institutional Funds
Notes to the Financial Statements - continued
February 29, 2012
 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of February 29, 2012:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$65,031,351	$-	$-	$65,031,351

Real Estate Investment Trusts	2,532,888	-	-	2,532,888
Money Market Securities	17,476,952	-	-	17,476,952

Total	$85,041,191	$-	$-	$85,041,191

*Refer to the Schedule of Investments for industry classifications.

Symons Institutional Funds
Notes to the Financial Statements - continued
February 29, 2012
 (Unaudited)

The following is a summary of the inputs used to value the Small Cap Fund’s investments as of February 29, 2012:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$11,095,180	$-	$-	$11,095,180

Real Estate Investment Trusts	297,764	-	-	297,764
Money Market Securities	3,252,690	-	-	3,252,690

Total	$14,645,634	$-	$-	$14,645,634

*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended February 29, 2012, the Fund had no transfers between Levels. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of April 27, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
___/s/ John C. Swhear
John C. Swhear, Interim President

Date            4/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
_____/s/ John C. Swhear
John C. Swhear, Interim President

Date              4/27/2012

By
_____/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date           4/27/2012